Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitment and Contingencies [Abstract]
Commitments and contingencies
27. Commitments and contingencies
Purchase contracts
As of December 31, 2025, purchase commitments for the Company’s aircraft and engine orders, including estimated amounts for contractual price escalations and pre-delivery payments, net of discounts, are expected to be $0.2 billion in 2026, $0.5 billion in 2027, $0.9 billion in 2028, $0.4 billion in 2029, and $2.7 billion thereafter. These aircraft and engines are expected to be delivered between 2026 and 2034.
Labor unions
Approximately 65.9% of the Company’s 8,565 employees are unionized. There are currently nine (9) union organizations, five (5) covering employees in Panama, and four (4) covering employees in Colombia. The Company traditionally had good relations with its employees and with all the unions and expects to continue to enjoy good relations with its employees and the unions in the future.
The five (5) unions covering employees in Panama include the pilots’ union (UNPAC); the flight attendants’ union (SIPANAB); the mechanics’ union (SITECMAP), the airport personnel union (SIELAS), which represents ground personnel, drivers, cleaners, passenger service agents, counter agents, and other non-executive administrative staff, and another industry union named UGETRACAS which represents ground personnel and flight attendants.
Copa Airlines entered into collective bargaining agreements with the airport personnel union in December 2025, flight attendants’ union in March 2023, the pilot’s union in February 2023 and the mechanics’ union in May 2022. Copa Airlines does not have a collective bargain agreement negotiated with the other industry unions, because they do not have the eligible amount of employees. Collective bargaining agreements in Panama typically have terms of 4 years.
The four (4) unions covering employees in Colombia are: the pilots’ unions (ACDAC and ALAR), the flight attendants’ union (ACAV), and the industry union (SINTRATAC). Approximately 31.9% of the Company’s 640 employees are unionized.
AeroRepública entered into collective bargaining with ACAV in January 2018. The collective bargaining process with ACAV resulted in an arbitration award with a two years term that expired in September 2020, which was automatically extended and remains in effect until March 2026.
With respect to ACDAC, a list of demands was submitted in April 2025, and the negotiation process is currently pending resolution by a third party through an arbitration tribunal, which is expected to issue its arbitral award in March 2026.
Additionally, AeroRepública and SINTRATAC entered into collective bargaining agreement in September 2022 for a term of four years expiring August 2026. In December 2025, AeroRepública entered into a collective bargaining agreement with ALAR, a newly formed pilots’ union, for a term of three years, which expires in December 2028.
Typically, collective bargaining agreements in Colombia have terms of two to three years. Although AeroRepública usually settles many of its collective bargaining agreement negotiations through arbitration proceedings, it has traditionally experienced good relations with its unions.
In addition to unions in Panama and Colombia, the Company’s employees in Brazil are covered by industry union agreements that cover all airline industry employees in the country and airport employees in Argentina are affiliated to an industry union (UPADEP).
Lines of credit for working capital and letters of credit
The Company maintained letters of credit with several banks with a value of $27.0 million as of December 31, 2025 (2024: $20.6 million). These letters of credit are pledged mainly for operating lessors, maintenance providers and airport operators.
The Company has aggregate unsecured credit facilities of $160.0 million (2024: 175.0 million). These credit facilities are in place for contingency and working capital purposes. As of December 31, 2025, the Company does not have any outstanding borrowings under these credit facilities.
Tax audit
The Company received notifications from the tax authorities in Panama and Colombia:
■In February 2020, the Company received two notifications from the Panamanian tax authority in connection with a tax audit initiated in 2019. The notifications relate to potentially significant adjustments to dividend tax for fiscal years 2012 through 2016 and income tax for fiscal year 2016. The Company filed an administrative appeal in accordance with the first legal stage under Panamanian law. Under Panamanian law, the statute of limitations is three years for income tax and fifteen years for dividend tax.
■In Colombia, the Company received two notifications in March 2016 and November 2020. The notification received in March 2016 was resolved in favor of the Company. The remaining notification, which relates to income tax, was responded to within the applicable legal term by the Company and remains under review by the tax authority.
The Company, together with its tax advisors, has assessed these matters and concluded that it is not probable that an outflow of resources embodying economic benefits will be required to settle them, as the Company has sufficient technical arguments to support its tax positions.